SUBSEQUENT EVENTS (Details Textual) (USD $) In Thousands, unless otherwise specified	6 Months Ended	1 Months Ended
	Jun. 30, 2013	May 31, 2013 Dario solutions IT Ltd [Member]	Oct. 31, 2013 Subsequent Event [Member] KBR Inc [Member]
Business Combination, Consideration Transferred, Total	$ 9,000	$ 3,800	$ 10,000